iShares
®
Paris-Aligned Climate MSCI USA ETF
Schedule of Investments
(unaudited)
May 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .3%
Axon Enterprise, Inc.
(a)
..................... 16,272 $ 3,139,031
L3Harris Technologies, Inc. .................. 10,215 1,797,023
4,936,054
a
Automobiles  —  2 .9%
Lucid Group, Inc.
(a) (b)
....................... 497,355 3,859,475
Rivian Automotive, Inc. , Class A
(a) (b)
............. 202,404 2,981,411
Tesla, Inc.
(a)
............................. 169,786 34,624,459
41,465,345
a
Banks  —  1 .3%
JPMorgan Chase & Co. .................... 113,382 15,387,071
M&T Bank Corp. ......................... 9,357 1,114,980
U.S. Bancorp ........................... 69,639 2,082,206
18,584,257
a
Beverages  —  1 .3%
Brown-Forman Corp. , Class B , NVS ............ 195,655 12,085,609
Keurig Dr Pepper, Inc. ..................... 47,063 1,464,601
Monster Beverage Corp.
(a)
................... 88,683 5,198,597
18,748,807
a
Biotechnology  —  2 .1%
AbbVie, Inc. ............................ 69,888 9,641,749
Alnylam Pharmaceuticals, Inc.
(a)
............... 10,738 1,986,637
Amgen, Inc. ............................ 14,165 3,125,507
Biogen, Inc.
(a)
........................... 7,024 2,081,984
BioMarin Pharmaceutical, Inc.
(a)
............... 16,262 1,413,818
Exact Sciences Corp.
(a) (b)
.................... 8,350 681,193
Horizon Therapeutics PLC
(a)
................. 2,666 266,680
Moderna, Inc.
(a)
.......................... 11,924 1,522,814
Neurocrine Biosciences, Inc.
(a)
................ 6,210 555,981
Regeneron Pharmaceuticals, Inc.
(a)
............. 5,090 3,744,001
Seagen, Inc.
(a)
........................... 4,909 960,691
Vertex Pharmaceuticals, Inc.
(a)
................ 11,696 3,784,475
29,765,530
a
Broadline Retail  —  3 .5%
Amazon.com, Inc.
(a)
....................... 362,590 43,721,102
eBay, Inc. .............................. 55,862 2,376,370
Etsy, Inc.
(a)
............................. 14,566 1,180,574
MercadoLibre, Inc.
(a)
....................... 3,045 3,772,755
51,050,801
a
Building Products  —  0 .2%
A O Smith Corp. ......................... 9,907 633,453
Allegion PLC ............................ 10,786 1,129,726
Fortune Brands Innovations, Inc. .............. 8,778 530,630
2,293,809
a
Capital Markets  —  3 .8%
Ameriprise Financial, Inc. ................... 1,790 534,261
Bank of New York Mellon Corp. (The) ........... 59,575 2,394,915
BlackRock, Inc.
(c)
......................... 10,160 6,680,708
Cboe Global Markets, Inc. ................... 10,862 1,438,346
Charles Schwab Corp. (The) ................. 104,649 5,513,956
CME Group, Inc. , Class A ................... 28,218 5,043,968
FactSet Research Systems, Inc. ............... 4,172 1,605,761
Intercontinental Exchange, Inc. ............... 35,643 3,776,376
Invesco Ltd. ............................ 26,802 385,413
KKR & Co., Inc. .......................... 22,010 1,133,295
MarketAxess Holdings, Inc. .................. 3,225 878,522
Moody's Corp. ........................... 20,437 6,476,077
Nasdaq, Inc. ............................ 31,810 1,760,683
Security Shares Value
a
Capital Markets (continued)
Northern Trust Corp. ....................... 18,318 $ 1,317,431
Raymond James Financial, Inc. ............... 2,631 237,711
S&P Global, Inc. ......................... 31,362 11,523,340
SEI Investments Co.
(a)
..................... 27,742 1,569,642
T Rowe Price Group, Inc. ................... 17,895 1,917,628
Tradeweb Markets, Inc. , Class A ............... 3,033 203,059
54,391,092
a
Chemicals  —  1 .7%
Albemarle Corp. ......................... 4,546 879,787
International Flavors & Fragrances, Inc. .......... 1,927 148,938
Sherwin-Williams Co. (The) .................. 104,222 23,739,687
24,768,412
a
Commercial Services & Supplies  —  0 .6%
Cintas Corp. ............................ 7,823 3,693,551
Copart, Inc.
(a)
........................... 26,058 2,282,420
Rollins, Inc. ............................. 68,983 2,712,412
8,688,383
a
Communications Equipment  —  1 .6%
Cisco Systems, Inc. ....................... 233,295 11,587,763
Juniper Networks, Inc. ..................... 180,509 5,482,058
Motorola Solutions, Inc. .................... 21,426 6,040,418
23,110,239
a
Consumer Finance  —  0 .4%
American Express Co. ..................... 28,730 4,555,429
Discover Financial Services .................. 13,940 1,432,195
5,987,624
a
Consumer Staples Distribution & Retail  —  0 .2%
Dollar General Corp. ...................... 13,861 2,787,309
a
Distributors  —  0 .0%
Pool Corp. ............................. 787 248,873
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 8,883 616,125
a
Electric Utilities  —  1 .2%
Edison International ....................... 250,959 16,944,752
a
Electrical Equipment  —  0 .5%
AMETEK, Inc. ........................... 18,557 2,692,064
Eaton Corp. PLC ......................... 10,739 1,888,990
Rockwell Automation, Inc. ................... 11,381 3,170,747
7,751,801
a
Electronic Equipment, Instruments & Components  —  1 .0%
Amphenol Corp. , Class A ................... 21,942 1,655,524
CDW Corp. ............................. 19,841 3,406,501
Cognex Corp. ........................... 10,032 551,359
Keysight Technologies, Inc.
(a)
................. 18,334 2,966,441
TE Connectivity Ltd. ....................... 6,380 781,422
Teledyne Technologies, Inc.
(a)
................. 8,410 3,268,547
Trimble, Inc.
(a)
........................... 38,763 1,809,069
14,438,863
a
Entertainment  —  1 .3%
Activision Blizzard, Inc.
(a)
.................... 34,414 2,760,003
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 16,435 1,157,024
Netflix, Inc.
(a)
............................ 19,517 7,713,704
Take-Two Interactive Software, Inc.
(a) (b)
.......... 2,752 379,033

Schedule of Investments
(unaudited) (continued)
May 31, 2023
iShares
®
Paris-Aligned Climate MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Entertainment (continued)
Walt Disney Co. (The)
(a)
.................... 80,306 $ 7,063,715
19,073,479
a
Financial Services  —  3 .7%
Berkshire Hathaway, Inc. , Class B
(a)
............ 23,402 7,513,914
Fidelity National Information Services, Inc. ........ 11,854 646,873
Fiserv, Inc.
(a)
............................ 31,448 3,528,151
FleetCor Technologies, Inc.
(a)
................. 5,458 1,236,510
Global Payments, Inc. ..................... 11,937 1,166,125
Jack Henry & Associates, Inc. ................ 1,339 204,720
Mastercard, Inc. , Class A .................... 36,378 13,278,698
PayPal Holdings, Inc.
(a)
..................... 39,134 2,425,917
Visa, Inc. , Class A ........................ 108,415 23,962,967
53,963,875
a
Food Products  —  0 .2%
Darling Ingredients, Inc.
(a)
................... 25,592 1,622,021
Hershey Co. (The) ........................ 5,720 1,485,484
3,107,505
a
Ground Transportation  —  0 .6%
Old Dominion Freight Line, Inc. ............... 9,482 2,943,592
Uber Technologies, Inc.
(a)
................... 18,957 719,039
U-Haul Holding Co. , Series N , NVS ............. 39,039 1,807,115
Union Pacific Corp. ....................... 15,821 3,045,859
8,515,605
a
Health Care Equipment & Supplies  —  3 .7%
Align Technology, Inc.
(a)
..................... 2,545 719,370
Baxter International, Inc. .................... 3,344 136,168
Becton Dickinson & Co. .................... 9,206 2,225,643
Boston Scientific Corp.
(a)
.................... 73,356 3,776,367
Cooper Companies, Inc. (The) ................ 5,046 1,874,740
Dexcom, Inc.
(a)
.......................... 18,785 2,202,729
Edwards Lifesciences Corp.
(a)
................ 130,699 11,008,777
Hologic, Inc.
(a)
........................... 21,474 1,694,084
IDEXX Laboratories, Inc.
(a)
................... 17,014 7,907,597
Insulet Corp.
(a)
........................... 3,427 939,855
Intuitive Surgical, Inc.
(a)
..................... 14,092 4,338,081
Masimo Corp.
(a)
.......................... 2,249 363,978
Medtronic PLC .......................... 71,352 5,905,091
Novocure Ltd.
(a) (b)
......................... 3,598 258,372
ResMed, Inc. ........................... 11,938 2,516,411
Stryker Corp. ........................... 18,028 4,968,156
Teleflex, Inc. ............................ 3,800 892,050
Zimmer Biomet Holdings, Inc. ................ 13,371 1,702,663
53,430,132
a
Health Care Providers & Services  —  1 .9%
Elevance Health, Inc. ...................... 11,207 5,018,719
Humana, Inc. ........................... 6,515 3,269,683
Laboratory Corp. of America Holdings ........... 1,587 337,285
Molina Healthcare, Inc.
(a)
.................... 818 224,050
Quest Diagnostics, Inc. ..................... 3,861 512,162
UnitedHealth Group, Inc. .................... 37,201 18,125,815
27,487,714
a
Health Care REITs  —  0 .6%
Healthpeak Properties, Inc. .................. 289,377 5,775,965
Ventas, Inc. ............................ 26,241 1,132,036
Welltower, Inc. ........................... 32,316 2,411,097
9,319,098
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 6,792 1,125,434
a
Security Shares Value
a
Hotels, Restaurants & Leisure  —  2 .8%
Airbnb, Inc. , Class A
(a) (b)
..................... 23,861 $ 2,619,222
Booking Holdings, Inc.
(a)
.................... 1,110 2,784,735
Caesars Entertainment, Inc.
(a)
................ 7,705 315,982
Chipotle Mexican Grill, Inc.
(a)
................. 875 1,816,929
Hilton Worldwide Holdings, Inc. ............... 7,823 1,064,867
Marriott International, Inc. , Class A ............. 6,472 1,085,937
McDonald's Corp. ........................ 74,538 21,251,529
Starbucks Corp. .......................... 60,793 5,935,828
Vail Resorts, Inc. ......................... 606 147,379
Wynn Resorts Ltd. ........................ 4,498 443,953
Yum! Brands, Inc. ........................ 26,048 3,352,117
40,818,478
a
Household Durables  —  0 .3%
Garmin Ltd. ............................. 24,503 2,527,484
NVR, Inc.
(a)
............................. 377 2,093,941
4,621,425
a
Household Products  —  0 .1%
Church & Dwight Co., Inc. ................... 12,018 1,111,064
Clorox Co. (The) ......................... 2,606 412,217
1,523,281
a
Industrial REITs  —  1 .3%
Prologis, Inc. ............................ 144,951 18,053,647
a
Insurance  —  3 .2%
Aflac, Inc. .............................. 107,220 6,884,596
Allstate Corp. (The) ....................... 16,848 1,827,166
American Financial Group, Inc. ............... 29,454 3,306,801
Arch Capital Group Ltd.
(a)
................... 52,762 3,677,511
Arthur J Gallagher & Co. .................... 3,972 795,711
Brown & Brown, Inc. ....................... 39,463 2,459,729
Chubb Ltd. ............................. 28,051 5,211,876
Cincinnati Financial Corp. ................... 19,376 1,869,784
Erie Indemnity Co. , Class A , NVS .............. 4,813 1,030,463
Globe Life, Inc. .......................... 9,388 968,654
Hartford Financial Services Group, Inc. (The) ...... 32,220 2,207,714
Markel Group, Inc.
(a)
....................... 1,976 2,597,906
Marsh & McLennan Companies, Inc. ............ 29,938 5,184,663
MetLife, Inc. ............................ 39,235 1,944,094
Progressive Corp. (The) .................... 29,668 3,794,834
Willis Towers Watson PLC ................... 9,019 1,973,808
45,735,310
a
Interactive Media & Services  —  5 .2%
Alphabet, Inc. , Class A
(a)
.................... 107,339 13,188,743
Alphabet, Inc. , Class C , NVS
(a)
................ 275,015 33,928,601
Match Group, Inc.
(a)
....................... 12,469 430,181
Meta Platforms, Inc. , Class A
(a)
................ 102,188 27,051,207
Pinterest, Inc. , Class A
(a)
.................... 14,428 345,406
Snap, Inc. , Class A , NVS
(a)
.................. 33,344 340,109
75,284,247
a
IT Services  —  0 .7%
Accenture PLC , Class A .................... 22,147 6,775,210
Gartner, Inc.
(a)
........................... 918 314,745
International Business Machines Corp. .......... 1,466 188,513
Okta, Inc. , Class A
(a)
....................... 3,333 302,970
Snowflake, Inc. , Class A
(a)
................... 912 150,808
VeriSign, Inc.
(a)
.......................... 9,489 2,119,084
9,851,330
a
Life Sciences Tools & Services  —  2 .6%
Avantor, Inc.
(a) (b)
.......................... 6,897 137,526
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 2,195 819,503

iShares
®
Paris-Aligned Climate MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Life Sciences Tools & Services (continued)
Bio-Techne Corp. ......................... 58,965 $ 4,822,747
Danaher Corp. .......................... 28,088 6,449,567
Illumina, Inc.
(a)
........................... 12,240 2,406,996
IQVIA Holdings, Inc.
(a)
...................... 1,667 328,249
Mettler-Toledo International, Inc.
(a)
............. 3,172 4,192,972
Repligen Corp.
(a)
......................... 9,324 1,565,686
Revvity, Inc. ............................ 23,674 2,730,086
Thermo Fisher Scientific, Inc. ................. 20,165 10,253,096
Waters Corp.
(a)
.......................... 1,453 365,023
West Pharmaceutical Services, Inc. ............ 11,421 3,821,809
37,893,260
a
Machinery  —  2 .3%
Deere & Co. ............................ 1,438 497,519
Fortive Corp. ............................ 62,504 4,069,636
IDEX Corp. ............................. 23,351 4,650,585
Illinois Tool Works, Inc. ..................... 23,789 5,203,368
Ingersoll Rand, Inc. ....................... 26,211 1,485,115
Pentair PLC ............................ 45,328 2,514,344
Westinghouse Air Brake Technologies Corp. ....... 3,135 290,395
Xylem, Inc. ............................. 140,207 14,048,742
32,759,704
a
Media  —  0 .9%
Charter Communications, Inc. , Class A
(a) (b)
........ 6,719 2,191,402
Comcast Corp. , Class A .................... 109,846 4,322,440
Fox Corp. , Class A , NVS .................... 12,540 391,248
Fox Corp. , Class B ........................ 20,057 585,865
Liberty Broadband Corp. , Class C , NVS
(a)
........ 38,441 2,848,478
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
39,387 1,101,260
Sirius XM Holdings, Inc.
(b)
................... 355,059 1,264,010
Trade Desk, Inc. (The) , Class A
(a)
.............. 12,997 910,830
13,615,533
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .0%
Annaly Capital Management, Inc. .............. 7,500 141,600
a
Personal Care Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 4,843 891,257
a
Pharmaceuticals  —  6 .4%
Bristol-Myers Squibb Co. .................... 103,956 6,698,924
Catalent, Inc.
(a)
.......................... 13,664 508,711
Eli Lilly & Co. ........................... 52,361 22,486,955
Jazz Pharmaceuticals PLC
(a)
................. 10,488 1,344,142
Johnson & Johnson ....................... 97,023 15,044,386
Merck & Co., Inc. ......................... 136,839 15,108,394
Pfizer, Inc. ............................. 285,541 10,856,269
Royalty Pharma PLC , Class A ................ 108,755 3,560,639
Zoetis, Inc. , Class A ....................... 106,582 17,373,932
92,982,352
a
Professional Services  —  1 .1%
Automatic Data Processing, Inc. ............... 20,287 4,239,780
Booz Allen Hamilton Holding Corp. , Class A
(a)
...... 6,980 702,048
CoStar Group, Inc.
(a)
....................... 36,360 2,886,984
Equifax, Inc. ............................ 7,654 1,596,778
Paychex, Inc. ........................... 35,043 3,677,062
Paycom Software, Inc. ..................... 627 175,642
Robert Half International, Inc. ................. 7,404 481,408
SS&C Technologies Holdings, Inc. ............. 2,571 141,302
Verisk Analytics, Inc. ....................... 10,638 2,330,892
16,231,896
a
Security Shares Value
a
Real Estate Management & Development  —  0 .0%
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 3,899 $ 177,833
a
Residential REITs  —  0 .8%
AvalonBay Communities, Inc. ................ 43,542 7,575,437
Equity Residential ........................ 30,237 1,838,410
Essex Property Trust, Inc. ................... 7,948 1,717,245
Sun Communities, Inc. ..................... 1,722 218,057
11,349,149
a
Retail REITs  —  0 .6%
Realty Income Corp. ....................... 89,922 5,344,964
Regency Centers Corp. .................... 29,927 1,683,992
Simon Property Group, Inc. .................. 17,716 1,862,837
8,891,793
a
Semiconductors & Semiconductor Equipment  —  8 .8%
Advanced Micro Devices, Inc.
(a)
............... 65,825 7,781,173
Analog Devices, Inc. ....................... 58,764 10,441,775
Broadcom, Inc. .......................... 4,172 3,370,809
Enphase Energy, Inc.
(a)
..................... 59,095 10,275,439
First Solar, Inc.
(a)
......................... 50,698 10,289,666
Intel Corp. ............................. 161,169 5,067,153
KLA Corp. .............................. 6,064 2,686,291
Marvell Technology, Inc. .................... 81,661 4,776,352
NVIDIA Corp. ........................... 124,323 47,036,364
QUALCOMM, Inc. ........................ 57,353 6,504,404
Skyworks Solutions, Inc. .................... 5,927 613,504
SolarEdge Technologies, Inc.
(a)
................ 24,624 7,013,654
Texas Instruments, Inc. ..................... 64,662 11,243,429
127,100,013
a
Software  —  12 .1%
Adobe, Inc.
(a)
............................ 31,693 13,241,019
ANSYS, Inc.
(a)
........................... 3,289 1,064,288
Autodesk, Inc.
(a)
.......................... 8,859 1,766,396
Fortinet, Inc.
(a)
........................... 29,295 2,001,727
Intuit, Inc. .............................. 22,267 9,332,545
Microsoft Corp. .......................... 328,775 107,966,422
Oracle Corp. ............................ 80,692 8,548,511
Palo Alto Networks, Inc.
(a) (b)
.................. 13,467 2,873,723
Roper Technologies, Inc. .................... 5,743 2,608,585
Salesforce, Inc.
(a)
......................... 43,065 9,619,860
ServiceNow, Inc.
(a)
........................ 24,144 13,153,168
Splunk, Inc.
(a)
........................... 8,714 865,213
Tyler Technologies, Inc.
(a)
................... 1,491 591,867
Workday, Inc. , Class A
(a)
.................... 5,781 1,225,514
Zoom Video Communications, Inc. , Class A
(a)
...... 10,130 680,027
175,538,865
a
Specialized REITs  —  3 .8%
American Tower Corp. ..................... 22,593 4,167,053
Crown Castle, Inc. ........................ 29,458 3,334,940
Digital Realty Trust, Inc. .................... 165,474 16,954,466
Equinix, Inc. ............................ 12,846 9,577,335
Extra Space Storage, Inc. ................... 11,873 1,712,918
Public Storage ........................... 15,784 4,471,607
SBA Communications Corp. , Class A ............ 5,756 1,276,566
VICI Properties, Inc. ....................... 440,393 13,621,356
55,116,241
a
Specialty Retail  —  2 .2%
Burlington Stores, Inc.
(a)
.................... 4,820 725,217
Home Depot, Inc. (The) .................... 46,012 13,042,102
Lowe's Companies, Inc. .................... 38,545 7,752,556
O'Reilly Automotive, Inc.
(a)
................... 914 825,625
Ross Stores, Inc. ......................... 21,023 2,178,403

Schedule of Investments
(unaudited) (continued)
May 31, 2023
iShares
®
Paris-Aligned Climate MSCI USA ETF
(Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Specialty Retail (continued)
TJX Companies, Inc. (The) .................. 69,226 $ 5,315,865
Ulta Beauty, Inc.
(a)
........................ 3,818 1,564,731
31,404,499
a
Technology Hardware, Storage & Peripherals  —  8 .9%
Apple, Inc. ............................. 729,588 129,319,473
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Lululemon Athletica, Inc.
(a)
................... 14,799 4,912,232
Nike, Inc. , Class B ........................ 18,898 1,989,204
6,901,436
a
Trading Companies & Distributors  —  0 .3%
Fastenal Co. ............................ 61,317 3,301,921
WW Grainger, Inc. ........................ 1,356 880,071
4,181,992
a
Total Long-Term Investments — 99.7%
(Cost: $ 1,428,865,124 ) ............................... 1,442,985,532
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.29%
(c) (d) (e)
...................... 7,693,768 $ 7,695,307
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.07%
(c) (d)
............................ 3,212,596 3,212,596
a
Total Short-Term Securities — 0.7%
(Cost: $ 10,907,052 ) ................................. 10,907,903
Total Investments — 100.4%
(Cost: $ 1,439,772,176 ) ............................... 1,453,893,435
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (6,486,475)
Net Assets — 100.0% ................................. $ 1,447,406,960
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
08/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/23
  Shares Held
at 05/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 3,189,711 $ 4,507,425
(a)
$ — $ (1,604) $ (225) $ 7,695,307 7,693,768 $ 159,963
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,301,375 1,911,221
(a)
— — — 3,212,596 3,212,596 43,735 1
BlackRock, Inc. ... 3,725,120 3,156,679 (92,730) 2,051 (110,412) 6,680,708 10,160 94,534 —
$ 447 $ (110,637)
$ 17,588,611
$ 298,232 $ 1
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Sector Index ........................................................... 11 06/16/23 $ 1,420 $ (18,319)
E-Mini NASDAQ 100 Index .............................................................. 13 06/16/23 3,718 297,106
$ 278,787

iShares
®
Paris-Aligned Climate MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2023

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,442,985,532 $ — $ — $ 1,442,985,532
Short-Term Securities
Money Market Funds ...................................... 10,907,903 — — 10,907,903
$ 1,453,893,435 $ — $ — $ 1,453,893,435
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 297,106 $ — $ — $ 297,106
Liabilities
Equity Contracts ........................................... (18,319) — — (18,319)
$ 278,787 $ — $ — $ 278,787
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares